AMERITOR

                                   INVESTMENT
                                      FUND
                       (Formerly Steadman Investment Fund)

                                   SEMI-ANNUAL
                                     REPORT

                                December 31, 1998

                         An Ameritor NO-LOAD Mutual Fund

                         AMERITOR FINANCIAL CORPORATION
                    (Formerly Steadman Security Corporation)

                                     [LOGO]
                                          Investment Adviser


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                            AMERITOR INVESTMENT FUND

Dear Shareholder:

     On September 23, 1998 the Board of Trustees voted to rename your Fund the Ameritor Investment Fund. The Fund's investment advisor has been renamed Ameritor Financial Corporation. In 1998, a merger with the three other Funds of the then named Steadman Group of Funds was not accomplished for lack of quorum necessary for this vote by the shareholders of all the Funds. Thereupon, the Trustees voted to continue operating each Fund separately under the new name of Ameritor.

     The favorable performance of your Fund in the first half of this fiscal year confirms that the changes enacted by the new management have been effective. The Fund's return during this period placed it higher than 90% of U.S. equity funds and well above the S&P 500 Index, thus making the list of best performers in 1998.

     Even after several years of having a strong, healthy economy, the U.S. continues to experience good growth with low unemployment and interest rates. But the pace of economic growth is expected to moderate as global economic problems affect corporate earnings and lessen expectations of sustaining rising stock market prices at the 1998 rate.

     The Fund's portfolio is positioned to continue the good performance already achieved this year.

     We appreciate your continued confidence.


                                                        Sincerely,

                                                        /s/ Max Katcher

                                                        Max Katcher
                                                        President

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                            AMERITOR INVESTMENT FUND
                            Portfolio of Investments
                                December 31, 1998
                                   (Unaudited)


                                                                                                    Value
                                                                                Shares             (Note 1)
                                                                             -----------         -----------

                  COMMON STOCKS -- 100%

Aeronautical Systems -- 2.0%
   Raytheon Co. CI.A ............................................                 843            $    43,573
                                                                                                 -----------
                                       Total Aeronautical Systems                                     43,573
                                                                                                 -----------
Air Transportation -- 2.0%
   Alaska Air Group, Inc. .......................................               1,000                 44,250
                                                                                                 -----------
                                         Total Air Transportation                                     44,250
                                                                                                 -----------
Computer Peripherals -- 19.0%
   Cisco Systems (a) ............................................               4,500                417,656
                                                                                                 -----------
                                       Total Computer Peripherals                                    417,656
                                                                                                 -----------
Computer Software -- 1.0%
   Oracle Corporation (a) .......................................                 500                 21,563
                                                                                                 -----------
                                          Total Computer Software                                     21,563
                                                                                                 -----------
Computer Systems Design -- 9.7%
   Sun Microsystems (a) .........................................               2,500                214,062
                                                                                                 -----------
                                    Total Computer Systems Design                                    214,062
                                                                                                 -----------
Electronics -- 2.7%
   General Motors Class "H" .....................................               1,500                 59,531
                                                                                                 -----------
                                                Total Electronics                                     59,531
                                                                                                 -----------
Oil and Gas Drilling -- 2.5%
   Global Marine Inc. (a) .......................................               6,000                 55,125
                                                                                                 -----------
                                       Total Oil and Gas Drilling                                     55,125
                                                                                                 -----------
Plastic & Rubber Mfg -- 4.4%
   Dupont E I De Nemours & Co ...................................               1,800                 95,513
                                                                                                 -----------
                                       Total Plastic & Rubber Mfg                                     95,513
                                                                                                 -----------

(a) Non-income producing security


                                   (Continued)

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                            AMERITOR INVESTMENT FUND
                            Portfolio of Investments
                                December 31, 1998
                                   (Unaudited)


                                                                                                    Value
                                                                                Shares             (Note 1)
                                                                             -----------         -----------

Telecom Mfg -- 30.1%
   Lucent Technologies ..........................................               6,000            $   660,000
                                                                                                 -----------
                                                Total Telecom Mfg                                    660,000
                                                                                                 -----------
Telephone Services -- 26.6%
   MCI Worldcom Inc. (a) ........................................               5,000                358,750
   AT&T .........................................................               3,000                225,750
                                                                                                 -----------
                                         Total Telephone Services                                    584,500

Total Portfolio of Investments (Cost $1,028,736)                                                 $ 2,195,773
                                                                                                 ===========


(a) Non-income producing security


    The accompanying notes are an integral part of the financial statements.

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                            AMERITOR INVESTMENT FUND
                       Statement of Assets and Liabilities
                                December 31, 1998
                                   (Unaudited)


Assets:
     Investments at value (Cost $1,028,735) (Note 1)                                          $ 2,195,773
     Cash and cash equivalents (Note 1)                                                            43,723
     Interest receivable                                                                              216
                                                                                              -----------
         Total assets                                                                           2,239,712
                                                                                              -----------

Liabilities:
     Accounts payable and accrued expenses                                                         10,152
     Investment advisory and service fees payable (Note 4)                                          5,296
     Other payable to affiliate (Note 4)                                                            8,121
                                                                                              -----------
         Total liabilities                                                                         23,569
                                                                                              -----------

Net Assets                                                                                    $ 2,216,143
                                                                                              ===========

Net assets consist of:
     Accumulated net investment loss                                                          $(1,816,596)
     Unrealized appreciation of investments                                                     1,167,037
     Accumulated net realized losses                                                             (595,013)
     Capital paid in less distributions since inception                                         3,460,715
                                                                                              -----------
                                                                                              $ 2,216,143
                                                                                              ===========
Net asset value, offering price and redemption price per share
     ($2,216,143 / 1,653,317 shares of no par value trust shares)                             $      1.34
                                                                                              ===========


    The accompanying notes are an integral part of the financial statements.

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                            AMERITOR INVESTMENT FUND
                             Statement of Operations
                   for the six months ended December 31, 1998
                                   (Unaudited)


Investment Income:
   Dividends                                                                    $  3,067
   Interest                                                                        2,709
                                                                                --------
      Total income                                                                               $   5,776
                                                                                                 ---------

Expenses:
   Salaries and employee benefits (Note 4)                                        39,919
   Shareholder servicing fee (Note 4)                                             21,007
   Professional fees                                                              16,932
   Investment advisory fee (Note 4)                                                9,169
   Rent                                                                            7,201
   Computer services                                                               8,675
   Reports to shareholders                                                         3,091
   Miscellaneous                                                                   2,974
   Custodian fees                                                                    750
   Trustees' fees and expenses (Note 4)                                              661
                                                                                --------
      Total expenses                                                                               110,379
                                                                                                 ---------

   Net investment loss                                                                            (104,603)
                                                                                                 ---------

Realized and Unrealized Gain (Loss) on Investments  (Notes 1 and 3):
   Net realized gain from investment transactions                                                    --0--
   Change in unrealized appreciation of investments                                                465,745
                                                                                                 ---------
   Net gain on investments                                                                         465,745
                                                                                                 ---------
   Net increase in net assets resulting from operations                                          $ 361,142
                                                                                                 =========


    The accompanying notes are an integral part of the financial statements.

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                            AMERITOR INVESTMENT FUND
                       Statements of Changes in Net Assets


                                                                  For the 6 months
                                                                       ended            For the year       For the year
                                                                    December 31,       ended June 30,     ended June 30,
                                                                      1998 (1)              1998               1997
                                                                     -----------        -----------        -----------
Increase (decrease) in net assets from operations:
   Net investment loss                                               $  (104,603)       $  (234,679)       $  (267,719)
   Net realized gain (loss) from investment transactions                   --0--            387,654           (185,331)
   Change in unrealized appreciation                                     465,745            338,651            418,153
                                                                     -----------        -----------        -----------
   Net increase (decrease) in net assets resulting
       from operations                                                   361,142            491,626            (34,897)

Decrease in net assets from trust share transactions (Note 2)            (24,811)          (245,704)           (94,680)
                                                                     -----------        -----------        -----------
Increase (decrease) in net assets                                        336,331            245,922           (129,577)

Net assets at beginning of period                                      1,879,812          1,633,890          1,763,467
                                                                     -----------        -----------        -----------

Net assets at end of period, including accumulated net
   investment loss of $1,816,596, $2,177,738
   and $1,943,059                                                    $ 2,216,143        $ 1,879,812        $ 1,633,890
                                                                     ===========        ===========        ===========

(1) Unaudited


    The accompanying notes are an integral part of the financial statements.

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                            AMERITOR INVESTMENT FUND
                              Financial Highlights

                                                   For the six                For the years            For the period   For the year
                                                   months ended                   ended                January 1, 1995     ended
                                                  December 31(1)                 June 30               through June 30  December 31
                                                  --------------    ---------------------------------  ---------------  -----------
                                                       1998           1998         1997         1996         1995*          1994
                                                     --------       --------     --------     --------     --------       --------
Per Share Operating Performance:
   Net asset value, beginning of period               $1.12           $.85         $.86        $1.02         $.93          $1.42
                                                     --------       --------     --------     --------     --------       --------
   Net investment loss                                 (.06)          (.29)        (.03)        (.13)        (.02)          (.08)
   Net realized and unrealized
      gain (loss) on investments                        .28            .56          .02         (.03)         .11           (.41)
                                                     --------       --------     --------     --------     --------       --------

      Total from investment operations                  .22            .27         (.01)        (.16)         .09           (.49)
                                                     --------       --------     --------     --------     --------       --------
   Net asset value, end of period                     $1.34          $1.12         $.85         $.86        $1.02           $.93
                                                     ========       ========     ========     ========     ========       ========

Ratios/Supplemental Data:
   Total return                                       39.29%**       32.46%       (2.05)%     (15.53)%      19.36%**      (34.51)%
   Ratio of expenses to average net
      assets                                          12.05%**       14.54%       16.47%       10.60%       10.54%**        8.90%
   Ratio of net investment loss to average
      net assets                                     (11.42)%**     (13.52)%     (15.75)%      (5.23)%      (4.24)%**      (6.65)%
   Portfolio turnover rate                             --0--            34%         138%         382%         226%**         282%
   Net assets, end of period (in thousands)          $2,216         $1,879       $1,634       $1,763       $2,298         $2,159


(1) Unaudited
*The Fund's fiscal year-end was changed to June 30.
** Annualized


    The accompanying notes are an integral part of the financial statements.

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                            AMERITOR INVESTMENT FUND

Notes to Financial Statements

1.   Organization and significant accounting policies

     Ameritor Investment Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Cash and cash equivalents

     Management defines cash equivalents as investments that mature in three months or less. All cash and cash equivalents are invested in a single money market fund maintained by the investment custodian.

Security valuation

     Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Investments for which no sale was reported on that date are valued at the mean between the latest bid and asked prices.

Security transactions and investment income

     Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

Income taxes

     The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and tax bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

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                            AMERITOR INVESTMENT FUND

2.   Trust shares

     The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:


                                               For the 6 months                 For the year                 For the year ended
                                           ended December 31, 1998           ended June 30, 1998                June 30, 1997
                                          -------------------------       -------------------------       -------------------------
                                            Share          Amount           Shares         Amount           Shares         Amount
                                          ---------      ----------       ---------      ----------       ---------      ----------

Shares sold                                   --0--      $    --0--           --0--      $    --0--           --0--      $    --0--
Shares redeemed                             (21,598)        (24,810)       (253,579)       (245,704)       (110,234)        (94,680)
                                          ---------      ----------       ---------      ----------       ---------      ----------
Net decrease                                (21,598)     $  (24,810)       (253,579)     $ (245,704)       (110,234)     $  (94,680)
                                                         ==========                      ==========                      ==========
Shares outstanding:
    Beginning of period                   1,674,915                       1,928,494                       2,038,728
                                          ---------                       ---------                       ---------
    End of period                         1,653,317                       1,674,915                       1,928,494
                                          =========                       =========                       =========


3.   Purchases and sales of securities

     During the six months ended December 31, 1998, purchases and proceeds from sales of investment securities aggregated $--0-- and $--0--, respectively.

     Unrealized appreciation of investments aggregated $1,167,037 of which $1,313,486 relates to gross unrealized appreciation where there is an excess of value over tax cost and $146,449 relates to gross unrealized depreciation of investments where there is an excess of tax cost over value.

4.   Investment advisory fee and transactions with affiliates

     Ameritor Financial Corporation (AFC), an affiliate, has provided advisory services under an agreement which first became effective in 1972. On February 28, 1984, at the Annual Meeting of the shareholders, a new Investment Advisory Agreement was approved. Under the new advisory agreement AFC will continue to provide the same services it provided under the same terms and conditions of the previous agreement. The agreement will continue in effect subject to the annual approval by the Board of Trustees or by a majority of the outstanding voting securities of the Fund. The fee for investment advisory services is based on 1% of the first $35,000,000 of the average daily net assets of the

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Fund,  7/8 of 1 % on the next  $35,000,000  and 3/4 of 1% on all sums in  excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services. (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at $1.35 per account. AFC received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund.

     Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

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                            AMERITOR INVESTMENT FUND

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                            AMERITOR INVESTMENT FUND

AMERITOR INVESTMENT FUND
1730 K Street, N.W. #904
Washington, D.C. 20006
1-800-424-8570
202-223-1000 Washington, D.C. area

Transfer Agent
Ameritor Financial Corporation
1730 K Street, N.W. #904
Washington, D.C. 20006

Custodian
Crestar Bank, N.A.
1445 New York Ave., N.W.
Washington, D.C. 20005

Independent Accountants
Reznick Fedder & Silverman P.C.
4520 East West Highway
Bethesda, Maryland 20814

For more information  about
Ameritor Investment Fund,
account information or daily
Net Asset Values, call:

Shareholder Services
1-800-424-8570
202-223-1000 Washington, D.C. area